CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash flows from operating activities:
Net loss	$ (287)	$ (2,657)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	1,961	1,847
Stock-based compensation	117	331
Increase in deferred tax	(96)	(114)
Increase in trade receivables, net	(3,177)	(427)
Decrease (Increase) in other accounts receivable and prepaid expenses	2,167	(2,616)
Increase in inventories, net	(13)	(225)
Increase in other non-current assets	(28)	0
Increase (decrease) in trade payables	(1,543)	1,902
Increase in employees and payroll accruals	261	654
Increase (decrease) in accrued severance pay	(27)	101
Increase in accrued expenses and other liabilities, related parties and liability for earn-out	566	407
Net cash used in operating activities	(99)	(797)
Cash flows from investing activities:
Purchase of property and equipment	(95)	(39)
Purchase of Intangible assets	(21)	0
Decrease (Increase) in severance pay fund	16	(64)
Restricted bank deposits, net	(251)	806
Capitalization of software development costs	(724)	(665)
Net cash provided by (used in) investing activities	(1,075)	38
Cash flows from financing activities:
Short-term bank loan, net	375	0
Related parties	1,778	0
Liability for future earn-out	(96)	(24)
Net cash provided by (used in) financing activities	2,057	(24)
Increase (decrease) in cash and cash equivalents	883	(783)
Cash and cash equivalents at the beginning of the year	1,037	1,708
Cash and cash equivalents at the end of the period	1,920	925
Cash paid during the period for:
Interest	$ 7	$ 4